GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Changes in Goodwill
The following table summarizes the changes in the carrying amount of goodwill for the years ended March 31, 2025, and March 31, 2024 (in thousands):

	Product	Professional Services	Managed Services	Total
Balance, March 31, 2023 (1)	$106,497	$19,712	$9,896	$136,105
Acquisitions	22,586	2,780	-	25,366
Foreign currency translations	25	5	2	32
Balance, March 31, 2024 (1)	$129,108	$22,497	$9,898	$161,503
Acquisitions	30	41,275	-	41,305
Foreign currency translations	39	7	4	50
Balance, March 31, 2025 (1)	$129,177	$63,779	$9,902	$202,858

(1)
Balance is net of $4,644 thousand in accumulated impairments that were recorded in segments that preceded our current segment organization.

Other Intangible Assets
The following table provides the composition of our purchased intangible assets as of March 31, 2025, and March 31, 2024 (in thousands):

	March 31, 2025			March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	$167,093	$(93,085)	$74,008	$117,682	$(73,870)	$43,812
Trade names and other	11,459	(3,500)	7,959	2,798	(2,725)	73
Total	$178,552	$(96,585)	$81,967	$120,480	$(76,595)	$43,885

Future Amortization Expense for Purchased Intangibles
The following table provides the future amortization expense for purchased intangibles as of March 31, 2025 (in thousands):

Year ending March 31, 2026	$20,623
2027	16,909
2028	13,537
2029	10,379
2030	7,774
2031 and thereafter	12,745
Total	$81,967